Consolidated income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated operations
Consolidated sales revenue	$ 31,028	$ 26,873
Net operating costs (excluding items disclosed separately)	(21,431)	(19,450)
Net impairment charges	0	(122)
Gains on disposal of interests in business	19	0
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects)	(456)	(330)
Operating profit	9,160	6,971
Share of profit after tax of equity accounted units	1,114	717
Profit before finance items and taxation	10,274	7,688
Finance items
Net exchange gains/(losses) on external net debt and intragroup balances	(287)	(294)
Losses on derivatives not qualifying for hedge accounting	6	23
Finance income	193	248
Finance costs	(429)	(544)
Amortisation of discount on provisions	(444)	(384)
Net finance income (expense)	(961)	(951)
Profit before taxation	9,313	6,737
Taxation	(2,119)	(2,201)
Profit after tax for the period	7,194	4,536
– attributable to owners of Rio Tinto (net earnings)	6,664	4,528
– attributable to non-controlling interests	$ 530	$ 8
Basic earnings per share (in USD per share)	$ 4.099	$ 2.788
Diluted earnings per share (in USD per share)	$ 4.063	$ 2.765